Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended March 31, 2022 and 2023 were as follows:

Total
RMB
Balance as of March 31, 2021
Goodwill	40,184
Accumulated impairment loss	—

40,184

Transaction during the year
Addition (Note 3)	500

Balance as of March 31, 2022
Goodwill	40,684
Accumulated impairment loss	—

40,684

Transaction during the year
Impairment	(40,684)

Balance as of March 31, 2023
Goodwill	40,684
Accumulated impairment loss	(40,684)

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